Other Financial Information - Schedule of Property and Equipment, Leasehold Improvements, and Related Accumulated Depreciation and Amortization (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,837	$ 12,478	$ 12,106
Less: accumulated depreciation and amortization	(10,947)	(10,323)	(9,601)
Property and equipment, net	890	2,155	2,505
Manufacturing, clinical and laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,805	7,500	7,325
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,764	4,727	4,450
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	268	234	220
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 17	$ 111